CONSOLIDATED BALANCE SHEETS (FY) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity:
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	38,395,870	38,395,870	38,395,870
Common stock, shares issued (in shares)	13,576,115	13,541,324	13,200,875
Common stock, shares outstanding (in shares)	13,576,115	13,541,324	13,200,875
Series A Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,088,944	5,088,944	5,088,944
Preferred stock, shares issued (in shares)	5,088,944	5,088,944	5,088,944
Preferred stock, shares outstanding (in shares)	5,088,944	5,088,944	5,088,944
Series B Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	4,584,202	4,584,202	4,584,202
Preferred stock, shares issued (in shares)	4,584,202	4,584,202	4,584,202
Preferred stock, shares outstanding (in shares)	4,584,202	4,584,202	4,584,202
Series Seed Preferred [Member]
Stockholders' Equity:
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	6,911,715	6,911,715	6,911,715
Preferred stock, shares issued (in shares)	6,911,715	6,911,715	6,911,715
Preferred stock, shares outstanding (in shares)	6,911,715	6,911,715	6,911,715